ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2025
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

At March 31, 2025 and 2024, accounts payable and accrued liabilities were comprised of the following (in thousands):

	As of March 31,
	2025	2024

Accounts payable	$427	$482
Accrued other professional fees	262	157
Accrued accounting and auditing fees	155	189
Accrued bonuses and other payroll-related expenses	89	525
Accrued CRO	80	1,137
Accrued legal fees	60	194
Accrued clinical and R&D services	14	109
Other	13	43
Total accounts payable and accrued liabilities	$1,100	$2,836